NET INCOME/(LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Net Incomeloss Per Share Tables
Dilutive shares included in EPS
	December 31,
	2014	2013
Warrants	188,391	569,142
Options	208,778	176,000
Preferred Stock (as converted)	0	375,000
Total	397,169	1,120,142

Net income per share schedule

	March 31, 2015	March 31, 2014
Income / (Losses) available for common shareholders	$(42,263)	$893,346

Basic weighted average common shares outstanding	8,184,126	8,138,018
Basic income / (loss) per share	$(0.01)	$0.11

Diluted weighted average common shares outstanding	8,184,126	8,527,826
Diluted income / (loss) per share	$(0.01)	$0.10

	December 31,	December 31,
	2014	2013
Net income (losses) available for common shareholders	1,673,602	1,292,425

Basic weighted average common shares outstanding	8,180,428	7,830,909
Basic income (loss) per share	0.20	0.17
Diluted weighted average common shares outstanding	8,577,597	8,951,051
Diluted income (loss) per share	.20	0.14